 RULE 497 DOCUMENT

On behalf of DWS Core Fixed Income Fund, DWS Global Inflation Plus Fund, DWS GNMA Fund, DWS High Income Fund, DWS High Income Plus Fund, DWS Short Duration Plus Fund, DWS Strategic Government Securities Fund, and DWS Strategic Income Fund, each a series of DWS Income Trust (the “Fund”) , and pursuant to Rule 497(e) under the Securities Act of  1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the form of prospectus filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) under the Securities Act on April 15, 2011; such form of prospectus (accession number 0000088053-11-000502) is incorporated by reference into this Rule 497 Document.